PROSPECTUS

MAY 1, 2009

as supplemented on
December 1, 2009

Van Eck Funds

Emerging Markets Fund
Class A: GBFAX / Class C: EMRCX

Global Hard Assets Fund
Class A: GHAAX / Class C: GHACX

International Investors Gold Fund
Class A: INIVX / Class C: IIGCX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

1.800.544.4653

VAN ECK FUNDS IS A REGISTERED INVESTMENT COMPANY (THE “TRUST”) COMPRISED OF FOUR SEPARATE SERIES. THIS PROSPECTUS PERTAINS TO THREE SERIES OF THE TRUST: EMERGING MARKETS FUND, GLOBAL HARD ASSETS FUND AND INTERNATIONAL INVESTORS GOLD FUND (EACH, A “FUND”). THE OTHER SERIES (MULTI-MANAGER ALTERNATIVES FUND) IS OFFERED IN A SEPARATE PROSPECTUS. VAN ECK ASSOCIATES CORPORATION SERVES AS INVESTMENT ADVISER (THE “ADVISER”) TO EACH SERIES OF THE TRUST.

EACH FUND OFFERS THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. THIS PROSPECTUS PROVIDES INVESTORS WITH RELEVANT INFORMATION ABOUT CLASS A AND CLASS C SHARES. A SEPARATE PROSPECTUS OFFERS INFORMATION REGARDING THE FUNDS’ CLASS I SHARES. THE FUNDS’ SEPARATE SHARE CLASSES HAVE DIFFERENT EXPENSES; AS A RESULT, THEIR INVESTMENT PERFORMANCES WILL DIFFER. INVESTORS SHOULD CONSIDER WHICH CLASS IS BEST SUITED FOR THEIR INVESTMENT NEEDS.

THIS SECTION INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

3

I. EMERGING MARKETS FUND

OBJECTIVE

The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus the amount of any borrowing for investment purposes) in securities of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

The Fund’s policy of investing at least 80% of its assets in emerging markets securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change. This objective may also be changed by a vote of the majority of the shareholders of the Fund.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential within their market niche, specifically focusing on small to mid cap names. Candidates for the portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s emerging market investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Fund may also invest in derivatives, including future contracts, forward contracts, options, swaps, structured notes and other similar securities, and in collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund generally emphasizes investments in equity securities, but may also invest in debt securities of any quality, as long as not more than 20%

4

of its assets are held in debt securities rated below investment grade (“junk bonds”). The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market

5

EMERGING MARKETS FUND (continued)

value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with its investments in emerging market securities, which tend to be more volatile and less liquid than securities traded in developed countries.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is also subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”).

The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity. The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

6

EMERGING MARKETS FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. Annual returns for the other Classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 28.26% for the quarter ended 6/30/03. The lowest quarterly return was -38.72% for the quarter ended 12/31/08.

The Fund began investing its assets under its current investment objective on 12/18/02. Had the Fund done so since inception, the performance of the Fund would have been different than shown.

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PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market index over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume that shares were sold at the end of each period (unless otherwise noted).

Emerging Markets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year	Class C Life of Fund†

Class A Shares[1]
Return Before Taxes	-70.02%	-2.55%	-1.39%	—
Return After Taxes on Distributions	-70.47%	-4.47%	-2.80%	—
Return After Taxes on Distributions and Sale of Fund Shares	-45.18%	-1.19%	-0.76%	—
Class C Shares[2]
Return Before Taxes	-68.75%	-2.05%	N/A	0.57%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes).[3]	-53.18%	8.01%	9.31%	11.03%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes).[4]	-36.99%	-2.19%	-1.38%	0.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

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[1]	Class A commenced operations on 12/20/93.

[2]	Class C commenced operations on 10/3/03. Index returns for the Class C performance comparison are calculated as of nearest month end (9/30/03).

[3]

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets.

[4]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The MSCI Emerging Markets Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

†	Only shown for share classes with less than 10 years of performance history.

9

EMERGING MARKETS FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Emerging Markets Fund
Shareholder Expenses
(fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.80%	0.74%
Total Annual Fund Operating Expenses[1]	1.80%	2.49%

[1]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.95% of average daily net assets.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.50% of average daily net assets.

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The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$747	$1,109	$1,494	$2,569
Class C	$352	$776	$1,326	$2,826	*
You would pay the following expenses if you did not redeem your shares
Class A	$747	$1,109	$1,494	$2,569
Class C	$252	$776	$1,326	$2,826	*

*	Class C shares automatically convert to Class A shares after year eight.

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I. GLOBAL HARD ASSETS FUND

OBJECTIVE

The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in “hard asset securities.” Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”.

Hard assets consist of precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Hard assets also include real estate. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Fund’s investment management team seeks to purchase equity opportunities, using a disciplined and flexible investment methodology focused on value. Candidates for the portfolio are identified through the development of expected returns on the hard assets equity sector, commodities, and their respective underlying companies. The Fund’s policy of investing at least 80% of its assets in hard assets may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in securities of companies located throughout the world (including the U.S.). However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped. The Fund may invest in securities of companies in any range of capitalization.

The Fund’s investments include common stocks, preferred stocks (either convertible or non-convertible), securities issued by other investment companies, rights, warrants, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, to gain or hedge exposure to hard assets and hard assets securities. Such hard assets-linked derivative instruments may include notes, futures, options and swap agreements.

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The remaining 20% of the Fund’s assets may be invested in other securities and derivative instruments, including notes, options, futures and swap agreements that are not linked to or backed by hard assets; forward and spot currency exchange contracts; and investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may make short sales as a defensive technique to hedge existing positions or market risk in an amount of up to 10% of its net assets. The Fund may also write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

13

GLOBAL HARD ASSETS FUND (continued)

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector and can be significantly affected by events relating to hard assets and the hard assets sector including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund is also subject to the risks associated with investments in hard assets-linked and other derivative instruments, including notes, swaps, futures, options and currency exchange contracts.

In addition, the Fund is subject to risks associated with investments in debt securities, including asset-backed securities, CMOs and debt securities rated below investment grade (“junk bonds”).

The Fund may also be subject to the risks associated with investments in small or mid-capitalization companies; investments in other investment companies; and making short sales.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. For more information about these risks, see the “Additional Investment Strategies” section.

14

GLOBAL HARD ASSETS FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for the life of the Fund. Annual returns for the other classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 24.25% for the quarter ended 9/30/05. The lowest quarterly return was -35.78% for the quarter ended 9/30/08.

15

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume that shares were sold at the end of each period (unless otherwise noted).

Global Hard Assets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year

Class A Shares[1]
Return Before Taxes	-47.86%	10.79%	11.42%
Return After Taxes on Distributions	-47.86%	9.95%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	-31.11%	9.44%	10.27%
Class C Shares[1]
Return Before Taxes	-45.67%	11.35%	11.26%
S&P® North American Natural
Resources Sector Index (reflects no deduction for fees, expenses or taxes)[2]	-42.55%	8.95%	8.36%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-2.19%	-1.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class A and Class C commenced operations on 11/2/94.

[2]

The S&P® North American Natural Resources Sector Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The S&P® North American Natural Resource Sector Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

16

GLOBAL HARD ASSETS FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Global Hard Assets Fund
Shareholder Expenses (fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Acquired Fund Fees and Expenses (AFFE)[1]	0.01%	0.01%
Other Expenses	0.21%	0.20%
Total Annual Fund Operating Expenses (including AFFE)[2,3]	1.47%	2.21%
Fees/Expenses Waived or Reimbursed[2]	0.01%	—
Net Annual Fund Operating Expenses (including AFFE)[2,3]	1.46%	2.21%

[1]	“Acquired fund fees and expenses” reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in underlying funds.

[2]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.45% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.20% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

[3]

The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund’s “Financial Highlights” because the financial highlights include only the Fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the Fund through its investments in underlying funds (i.e., AFFE).

17

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$715	$1,012	$1,331	$2,231
Class C	$324	$691	$1,185	$2,544	*
You would pay the following expenses if you did not redeem your shares
Class A	$715	$1,012	$1,331	$2,231
Class C	$224	$691	$1,185	$2,544	*

*	Class C shares automatically convert to Class A shares after year eight.

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I. INTERNATIONAL INVESTORS GOLD FUND

OBJECTIVE

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus the amount of any borrowing for investment purposes) in securities of companies principally engaged in gold-related activities, as well as in instruments that derive their value from gold, and in gold coins and bullion. A company will be considered to be principally engaged in gold-related activities if it derives at least 50% of its revenues from gold-related activities, including exploration, mining, processing or dealing in gold.

The Fund emphasizes companies that the portfolio manager believes represent value opportunities or that have growth potential within their market niche, through their ability to increase production capacity at low cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-environmental examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund’s policy of investing at least 80% of its assets in gold-related securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change. The objective may also be changed by a vote of the majority of the shareholders of the Fund.

The Fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. The Fund is not subject to minimum or maximum limitations regarding the amount the Fund’s assets that may be invested in securities of companies that are tied economically to any one country. The Fund’s exposure to any particular country or region of the world will reflect the Adviser’s assessment of the investment opportunities available in the securities of various companies principally engaged in gold-related activities, as well as general business, economic and international market conditions.

The Fund may invest up to 12.5% of its total assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will earn no income, and the sole source of return to the Fund from these investments is from gains or losses realized on their sale. The Fund pays custody costs to store its bullion and coins. The Fund may invest in any capitalization.

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INTERNATIONAL INVESTORS GOLD FUND (continued)

The Fund may also invest in investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

20

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to the risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”). The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

21

INTERNATIONAL INVESTORS GOLD FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. Annual returns for the other classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 44.96% for the quarter ended 3/31/02. The lowest quarterly return was -31.82% for the quarter ended 9/30/08.

22

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market index over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).

International Investors Gold Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year	Class C Life of Fund†

Class A Shares[1]
Return Before Taxes	-33.11%	9.14%	13.36%	—
Return After Taxes on Distributions	-33.98%	6.94%	11.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	-21.25%	7.36%	11.15%	—
Class C Shares[2]
Return Before Taxes	-30.21%	9.75%	N/A	14.05%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)[3]	-26.33%	4.81%	13.14%	8.97%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[4]	-36.99%	-2.19%	-1.38%	0.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

23

PERFORMANCE (continued)

[1]	Class A commenced operations on 2/10/56.

[2]	Class C commenced operations on 10/3/03. Index returns for the Class C performance comparison are calculated as of nearest month end (9/30/03).

[3]	The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[4]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The NYSE Arca Gold Miners Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

†	Only shown for share classes with less than 10 years of performance history.

24

INTERNATIONAL INVESTORS GOLD FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

International Investors Gold Fund
Shareholder Expenses
(fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses[1]	1.45%	2.20%

[1]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.45% of average daily net assets.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.20% of average daily net assets.

25

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$714	$1,007	$1,322	$2,210
Class C	$323	$668	$1,180	$2,534	*
You would pay the following expenses if you did not redeem your shares
Class A	$714	$1,007	$1,322	$2,210
Class C	$223	$668	$1,180	$2,534	*

*	Class C shares automatically convert to Class A shares after year eight.

26

II. ADDITIONAL INVESTMENT STRATEGIES

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

THE PERCENTAGE LIMITATIONS RELATING TO THE COMPOSITION OF A FUND’S PORTFOLIO APPLY AT THE TIME THE FUND ACQUIRES AN INVESTMENT. A SUBSEQUENT INCREASE OR DECREASE IN PERCENTAGE RESULTING FROM A CHANGE IN THE VALUE OF PORTFOLIO SECURITIES OR THE TOTAL OR NET ASSETS OF THE FUND WILL NOT BE CONSIDERED A VIOLATION OF THE RESTRICTION.

ASSET-BACKED SECURITIES

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Represent securitized pools of consumer loans and other assets unrelated to mortgages.
Risk

Asset-backed securities are subject to the risks associated with other debt securities. The asset backing the security may lose value, thereby making the security less secured. In addition, they are subject to the risk of prepayment, which is the possibility that the principal on the underlying loans may be paid earlier than expected, requiring the Funds to reinvest the proceeds at generally lower interest rates. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Rates of prepayment that are faster or slower than expected by the Adviser, could reduce the Funds’ yield, increase the volatility of the Funds and/or cause a decline in net asset value.

27

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

BORROWING; LEVERAGE RISK

Funds	All Funds
Definition

Borrowing to invest more is called “leverage.” The Funds may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance.

Risk

Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

These securities are backed by a group of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P® and Moody’s. CMOs “pass through” payments made by individual mortgage holders.

Risk

CMOs are subject to the risks associated with other debt securities. In addition, like other asset-backed securities, CMOs are subject to the risk of prepayment. Please refer to the “asset-backed securities” section above for other risks. The asset backing the security may lose value, thereby making the security less secured. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

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COMMODITY-LINKED DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of structured notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

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II. ADDITIONAL INVESTMENT STRATEGIES (continued)

COMMODITY RISK

Funds	All Funds
Definition

Each Fund may invest in securities and financial instruments that derive their value from commodities, including industrial metals, gas and other energy products, natural resources and other commodities.

Risk

A Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because a Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

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DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

Funds	All Funds
Definition

Debt, or fixed-income, securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk

All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up.

DEFENSIVE INVESTING

Funds	All Funds
Definition

A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers’ acceptances, shares of money market funds, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

Risk

“Opportunity cost”—i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

31

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

Derivatives are financial instruments, such as swaps, options, warrants, futures contracts, currency forwards and structured notes, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Funds may use leveraged or unleveraged index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of a specific index. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage and may be highly volatile. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

For a complete discussion of the kinds of derivatives in which the Funds may invest, and of their risks, please see the Funds’ SAI.

32

DIRECT INVESTMENTS

Funds	All Funds
Definition	Investments made directly with an enterprise through a shareholder or similar agreements—not through publicly traded shares or interests.
Direct investments may involve high risk of substantial loss. Such positions may be hard to sell, because they are not listed on an exchange and prices of such positions may be unpredictable.
Risk

A direct investment price, as stated for valuation, may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

The Funds will not more than 10% of their total assets in direct investments.

EMERGING MARKETS SECURITIES

Funds	All Funds
Definition	Securities of companies that are primarily located in developing countries. (See “Foreign Securities” for basic information on foreign investment risks.)
Risk

Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

33

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

FOREIGN CURRENCY TRANSACTIONS

Funds	All Funds
Definition	The money issued by foreign governments; the contracts involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.
Risk

Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see “Derivatives and Structured Notes,” page 32).

FOREIGN SECURITIES

Funds	All Funds
Definition	Securities issued by foreign companies, traded in foreign currencies or issued by companies with most of their business interests in foreign countries.
Risk

Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign accounting can be different—and less revealing—than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular. Foreign securities also may have varying tax consequences (see the section entitled “Taxes” in the SAI).

Some of these risks may be reduced when Funds invest indirectly in foreign issues through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on

34

larger, recognized exchanges and in stronger, more recognized currencies.

Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds’ Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

Funds	All Funds
Definition

For hedging purposes only, the Funds may invest in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Funds segregate asset accounts with an equivalent amount of cash, U.S. government securities or other highly liquid securities equal in value to this commercial paper.

Risk

Principal may be lost, but the potential for gains in principal and interest may help the Funds cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

INDUSTRY CONCENTRATION

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition

The Funds may invest more than 50% of their net assets in a single sector or industry. In the case of International Investors Gold Fund, it will invest at least 80% of its assets in the securities of companies engaged in gold-related activities, including exploration, mining, processing, or dealing in gold. In the case of Global Hard Assets Fund, it will invest at least 80% of its assets in securities of “hard asset” companies and instruments that derive their value from “hard assets.”

Risk	Concentration of investments in a single sector or industry may make a Fund more volatile than funds which are more diversified.

35

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Funds	All Funds
Definition

The Funds may invest up to 20% of their respective net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. Such investments are commonly used as a practical means by which the Funds may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted by foreign entities. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Funds may invest in other Van Eck investment Companies. However, in no event will the Funds invest more than 5% of their respective net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund investing in a Van Eck Investment Company by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

Risks

Any investment in another investment company is subject to the underlying risks of that investment company’s portfolio securities or assets. For example, if the investment company holds common stocks, the Funds would be exposed to the risk of investing in common stocks. In addition to the Funds’ fees and expenses, the Funds will bear their share of the investment company’s fees and expenses. ETFs involve risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of market prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the ETF. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Funds could incur a loss.

36

LACK OF RELIABLE FINANCIAL INFORMATION

Funds	All Funds
Definition	Emerging markets securities issuers are subject to different disclosure requirements than those of issuers in developed countries.
Risk

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

Funds	All Funds
Definition

The Funds may lend their securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. government securities or high-quality letters of credit.

Risk	If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities or to return the securities, the Fund may lose money.

LOW RATED FIXED-INCOME SECURITIES
(“JUNK BONDS”)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Low rated fixed income securities include debt securities, foreign and domestic, rated “below investment grade” by ratings services as well as non-rated fixed income securities.
Risk

These securities are also called “junk bonds.” In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. They also bear the risk of untimely payment. By definition, they involve more risk of default than do higher- rated issues.

Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards,

37

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

making comparisons across countries difficult. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

MARKET RISK

Funds	All Funds
Definition

Market risk is a risk common to the entire class of assets. An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. The value of investments may decline over time because of economic changes or other events that impact large portions of the market.

Risk

An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

38

MARKET TIMING OF THE FUNDS

Funds	All Funds
Definition	An attempt to predict future market directions, typically by examining recent price, volume or economic data, and investing based on those predictions.
Risk

Although the Adviser uses reasonable efforts to deter short-term trading that may be harmful to a Fund, commonly referred to as “market timing,” the Adviser can give no guarantees that it will be able to detect or prevent shareholders from engaging in short-term trading. If the Adviser is unable to detect and prevent harmful short-term trading, a Fund may incur additional expenses, the Fund’s portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

Funds	All Funds
Definition	Non-diversified funds may invest in fewer assets or in larger proportions of the assets of single companies or industries.
Risk

Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree.

PARTLY PAID SECURITIES

Funds	All Funds
Definition	Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.”
Risk

The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

39

II. ADDITIONAL INVESTMENT STRATEGIES (continued)

PORTFOLIO TURNOVER

Funds	All Funds
Definition

The Funds may engage in active and frequent trading of their portfolio securities. The Financial Highlights Table at the end of this Prospectus shows each Fund’s portfolio turnover rates during recent fiscal years.

Risk

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in higher brokerage costs and an increase in taxable capital gains distributions to the shareholders. See the sections on “Distributions” and “Tax Consequences.”

PRECIOUS METALS RISK

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition	Gold, silver, platinum and palladium in the form of bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.
Risk

Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. The vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia. Under current U.S. tax law, the Funds may not receive more than 10% of their yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them—both may cause investment losses or lost opportunities for profit. The Funds also incur storage costs for bullion and coins. In addition, gains realized upon a sale or other disposition of precious metals is subject to federal income tax at a current rate of 28%, which is higher than the rate generally applicable to long-term capital gains.

40

REAL ESTATE SECURITIES RISK

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

The Funds may not invest in real estate directly but may (i) invest in securities of issuers that invest in real estate or interests therein, including interests in real estate investment trusts, REITs, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Funds as a result of the ownership of securities. The Global Hard Assets Fund may invest more than 50% of its net assets in real estate securities.

Risk	All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. (See “Real Estate Securities” in the SAI.)

REPURCHASE AGREEMENTS

Funds	All Funds
Definition

In a repurchase agreement (a “repo”), a Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Funds enter into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk	There is a risk of a counterparty defaulting on a “repo,” which may result in the Funds losing money.

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II. ADDITIONAL INVESTMENT STRATEGIES (continued)

SHORT SALES

Funds	All Funds
Definition

In a short sale, a Fund borrows an equity security from a broker then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. A Fund may also “short-against-the-box”, which is a short sale of a security that the Fund owns, for tax or other purposes. Each of the Funds may engage in short sales as a defensive technique to hedge their existing position(s) and/or market risk, and only in an amount up to 10% of their respective net assets.

Risk

If the value of the security goes up, then if the Fund does not hold this security, the Fund will have to buy it back in the market at a loss to make good on its borrowing. The Fund is required to “cover” its short sales with collateral by depositing cash, U.S. government securities or other liquid high-quality securities in a segregated account.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

Funds	All Funds
Definition

Companies with a market capitalization below that of the top 200 companies by market capitalization principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

Risk

Investments in securities of small and medium-sized companies involve greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

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WHEN-ISSUED DEBT SECURITIES

Funds	All Funds
Definition	Debt securities that trade before issuance, but are delivered and paid for some time on or after issuance.
Risk

Principal and interest of a when-issued security may vary during the period between purchase and delivery so that its value, when the Fund takes possession of it, may be different than when the Fund committed to buy it. The Fund will maintain reserves of cash, U.S. government securities or other liquid high quality securities in a segregated account to offset purchases of when-issued securities.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Funds’ and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Limited portfolio holdings information for the Funds is available to all investors on the Van Eck website at www.vaneck.com. Information regarding the Funds’ top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. Each Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

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III. SHAREHOLDER INFORMATION

HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES; HOW TO CHOOSE A CLASS OF SHARES; SALES CHARGES; HOUSEHOLDING; RETIREMENT PLANS; TAXES; DIVIDENDS AND CAPITAL GAINS AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

THROUGH A BROKER OR AGENT

The applicable sales charge will be the same, whether you buy indirectly through a broker or agent or directly through the transfer agent. Contact your broker or agent for details.

THROUGH THE TRANSFER AGENT, DST SYSTEMS, INC. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The Funds’ mailing address at DST is:

Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407

For overnight delivery:

Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802

Non-resident aliens cannot make a direct investment to establish a new account in the Funds, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck.

To telephone the Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

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TELEPHONE REDEMPTION—PROCEEDS BY CHECK 1-800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

EXPEDITED REDEMPTION—PROCEEDS BY WIRE 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

■	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

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III. SHAREHOLDER INFORMATION (continued)

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge. (Shares originally purchased into the money market fund, which paid no sales charge, may pay an initial sales charge the first time they are exchanged into another Class A fund.)

Exchanges of Class C shares are exempt from the redemption sales charge. All accounts are eligible except for those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

WRITTEN EXCHANGES

Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

CERTIFICATES

Certificates are no longer issued for new or existing shares effective May 1, 2007.

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

REDEMPTIONS IN KIND

Each Fund reserves the right to redeem its shares “in kind.” A description of “in kind” redemptions can be found in the SAI.

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LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of each Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of each Fund’s portfolio and may increase a Fund’s expenses and negatively impact the Fund’s performance. As such, each Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. Each Fund discourages and does not accommodate frequent trading of shares by its shareholders.

Each Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). Each Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. Each Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that a Fund’s net asset value will immediately reflect changes in market conditions.

Each Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, each Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that a Fund will request such information with sufficient frequency to detect or

47

III. SHAREHOLDER INFORMATION (continued)

deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although each Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, a Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Funds and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Funds, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares

48

only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE

An initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases through “wrap fee” and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators.

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $1,000 after the initial purchase, each Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED

Each Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. Each Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Each Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s fair value, a Fund will use the security’s “fair value” as determined in good faith in accordance with the Funds’ Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. The Funds’ Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of

49

III. SHAREHOLDER INFORMATION (continued)

Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause a Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in five consecutive business days, (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Funds invest may be traded in markets that close before the time that each Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Funds’ portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depository receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Funds’ fair value procedures, there can be

50

significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

The Funds offer three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A and Class C shares are offered to the general public and differ in terms of sales charges and ongoing expenses. No money market fund is available for exchange with Class C or Class I shares. Class C shares automatically convert to Class A shares eight years after each individual purchase. Class I shares are offered only to eligible investors, as specifically described in a separate prospectus.

■

CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see below. The 12b-1 fee is 0.25% annually.

■

CLASS C Shares are offered at net asset value with no initial sales charge, but are subject to a contingent deferred redemption charge (CDRC) of 1.00% on all redemptions during the first 12 months after purchase. The CDRC may be waived under certain circumstances; please see below. The 12b-1 fee is 1.00% annually.

■

CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I shares, you must be either an eligible investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived under certain circumstances) or an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more. For more information on the Class I shares, please see the separate prospectus for Class I shares.

Financial intermediaries may offer their clients more than one class of shares of a Fund. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class.

51

III. SHAREHOLDER INFORMATION (continued)

3. SALES CHARGES—ALL FUNDS

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the Net Asset Value (NAV) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic investment of income dividends or capital gains distribution. It is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Class A Shares Sales Charges
	Sales Charge as a Percentage of
Dollar Amount of Purchase	Offering Price	Net Amount Invested	Percentage to Brokers or Agents[1]

Less than $25,000	5.75%	6.10%	5.00%
$25,000 to less than $50,000	5.00%	5.30%	4.25%
$50,000 to less than $100,000	4.50%	4.70%	3.90%
$100,000 to less than $250,000	3.00%	3.10%	2.60%
$250,000 to less than $500,000	2.50%	2.60%	2.20%
$500,000 to less than $1,000,000	2.00%	2.00%	1.75%
$1,000,000 and over	None [2]

[1]	Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

[2]	The Distributor may pay a Finder’s Fee of up to 1% to eligible brokers and agents on qualified commissionable purchases at or above the $1 Million breakpoint. For details, contact the Distributor.

Class C Shares Sales Charges
Year Since Purchase	Contingent Deferred Redemption Charge (CDRC)†

First	1.00% of the lesser of NAV or purchase price
Second and thereafter	None

Class C Broker/Agent Compensation: 1.00% (0.75 of 1% distribution fee and 0.25 of 1.00% service fee) of the amount purchased at time of investment.

†	Shares will be redeemed in the following order: (1) shares not subject to the CDRC (dividend reinvestment, etc.), (2) first in, first out.

REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must

52

notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term “purchase” refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. For further details, see the SAI. The value of shares owned by an individual in Class A and C of each of the Van Eck Funds may be combined for a reduced sales charge in Class A shares only. (The Money Fund cannot be combined for a reduced sales charge in Class A shares.)

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it will be necessary at the time of purchase for you to inform your broker or agent (or DST or Van Eck), of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.

The Funds make available information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, on their website at www.vaneck.com, free of charge.

FOR CLASS A SHARES

Right of Accumulation

When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level for which you qualify.

Combined Purchases

The combined amounts of your multiple purchases in the Funds on a single day determines the sales charge level for which you qualify.

Letter of Intent

If you plan to make purchases in the Funds within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

Persons Affiliated with Van Eck

Trustees, officers, and full-time employees (and their families) of the Funds, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

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III. SHAREHOLDER INFORMATION (continued)

Load-waived Programs Through Financial Intermediaries

Financial intermediaries that meet certain requirements and: (i) are compensated by their clients on a fee-only basis, including but not limited to Investment Advisors, Financial Planners, and Bank Trust Departments; or (ii) have entered into an agreement with Van Eck to offer Class A shares through a no-load network or platform, may buy without a sales charge on behalf of their clients.

Foreign Financial Institutions

Certain foreign financial institutions that have international selling agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors. Shareholders who purchase shares through a foreign financial institution at a fixed breakpoint may pay a greater or lesser sales charge than if they purchased directly through a U.S. dealer.

Institutional Retirement Programs

Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with Van Eck may buy shares without a sales charge for their accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.

Buy-back Privilege

You have the right, once a year, to reinvest proceeds of a redemption from Class A shares of a Fund into that Fund or Class A shares of another Fund within 30 days without a sales charge (excluding the money market fund). If you invest into the same Fund within 30 days before or after you redeem your shares at a loss, the “wash sale” rules apply to disallow for tax purposes a loss realized upon redemption.

FOR CLASS C SHARES

Death or Disability

The CDRC may be waived upon (1) death or (2) disability as defined by the Internal Revenue Code.

Certain Retirement Distributions

The CDRC may be waived for lump sum or other distributions from IRA, Qualified (Pension and Profit Sharing) Plans, and 403(b) accounts following retirement or at age 70 1/2. It is also waived for distributions from qualified pension or profit sharing plans after employment termination after age 55. In addition, it is waived for shares redeemed as a tax-free return of an excess contribution.

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Conversion Feature

After eight years, Class C shares of each of the Funds will convert automatically to Class A shares of the respective Fund with no initial sales charge.

The eight-year period runs from the last day of the month in which the shares were purchased, or in the case of Class C shares acquired through an exchange, from the last day of the month in which the original Class C shares were purchased. Class C shares held for eight years are converted to Class A shares on the fifth calendar day of the month following their eight-year anniversary (or the next business day thereafter if the fifth is a non-business day).

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the new system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. This new system will not affect the delivery of individual transaction confirmations, account statements, and annual tax information, which will continue to be mailed separately to each shareholder. You may benefit from this new system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 1-800-544-4653.

5. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.

III. SHAREHOLDER INFORMATION (continued)

Retirement Plans Sponsored by Van Eck:

Traditional IRA

Roth IRA

SEP IRA

Qualified (Pension and Profit Sharing) Plans

6. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends are treated as qualified dividend income, taxable at long-term capital gain rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long- term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Dividends and short-term capital gains, if any, made to non-resident aliens are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Short-term capital gains, if any, may be subject to withholding. Currently, the Funds are not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

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7. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gain distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule
Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains

Emerging Markets Fund	December	December
Global Hard Assets Fund	December	December
International Investors Gold Fund	December	December

Dividends and Capital Gains Distributions Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

Divmove

You can have your cash dividends from a Class A Fund automatically invested in Class A shares of another Van Eck Fund. Cash dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.

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III. SHAREHOLDER INFORMATION (continued)

8. MANAGEMENT OF THE FUNDS

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INFORMATION ABOUT FUND MANAGEMENT

RECENT DEVELOPMENTS

In September 2009, the Adviser made payments to the Emerging Markets Fund, the Global Hard Assets Fund and the International Investors Gold Fund in the amounts of $248,219, $463,316 and $5,000,000, respectively, in connection with past market timing activities of certain investors.

INVESTMENT ADVISER

Van Eck Associates Corporation, 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, ETFs, pension plans and other investment accounts. John C. van Eck and members of his immediate family own 100% of the voting stock of the Van Eck Associates Corporation. As of December 31, 2008, the Adviser’s assets under management were approximately $8.1 billion.

Fees paid to the Adviser: Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.75% of average daily net assets. Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets, which includes accounting and administrative services provided to the Fund. International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.65% on the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million. The Adviser also performs accounting and administrative services for Emerging Markets Fund and International Investors Gold Fund. For these services, Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.25% of average daily net assets and International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.25% on the first $750 million of average daily net assets and 0.20% of average daily net assets in excess of $750 million.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Fund is available in the Fund’s semi-annual report to shareholders for the six months ended June 30, 2008.

59

III. SHAREHOLDER INFORMATION (continued)

PORTFOLIO MANAGERS

Emerging Markets Fund:

David A. Semple. Mr. Semple joined the Adviser in 1998 as an Investment Director. He currently serves as the portfolio manager for the Adviser’s accounts utilizing the emerging market strategy. He is also a member of the investment team of another mutual fund advised by the Adviser.

Global Hard Assets Fund is managed by a team of investment professionals. Current members of the team are:

Derek S. van Eck. Mr. van Eck joined the Adviser in 1993. Mr. van Eck has overseen a team of investment professionals that includes specialists in hard asset sectors and in the emerging markets since 1998. He serves as portfolio manager for this Fund. He is also a portfolio manager of another mutual fund advised by the Adviser.

Charles T. Cameron. Mr. Cameron joined the Adviser as the Director of Trading in 1995. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Samuel L. Halpert. Mr. Halpert joined the Adviser in 2000. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Geoffrey R. King. Mr. King joined the Adviser in 2007 as a research associate specializing in exploration and production, refining, drilling and alternative energy markets. He currently serves on the investment team for this Fund and for another mutual fund advised by the Adviser.

Gregory F. Krenzer. Mr. Krenzer joined the Adviser in 1994 as a trader. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

60

Shawn Reynolds. Mr. Reynolds joined the Adviser in 2005 as a senior energy analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser.

International Investors Gold Fund is managed by a team of investment professionals. Current members of the team are:

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

The SAI provides additional information about the above Portfolio Managers, their compensation, other accounts they manage, and their securities ownership in the Funds.

61

III. SHAREHOLDER INFORMATION (continued)

Plan of Distribution (12b-1 Plan)

Each of the Funds has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Of the amounts expended under the plan for the fiscal year ended December 31, 2008 for all Funds, approximately 97% was paid to Brokers and Agents who sold shares or serviced accounts of Fund shareholders. The remaining 3% was retained by the Distributor to pay expenses such as printing and mailing prospectuses and sales material. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees may increase the cost of your investment and cost you more than paying other types of sales charges.

For a complete description of the Plan of Distribution, please see “Plan of Distribution” in the SAI.

Van Eck Funds Annual 12b-1 Schedule
	Fee To Fund	Payment To Dealer

Emerging Markets Fund-A	0.25%	0.25%
Emerging Markets Fund-C	1.00%	1.00	%*
Global Hard Assets Fund-A	0.25%	0.25%
Global Hard Assets Fund-C	1.00%	1.00	%*
International Investors Gold Fund-A	0.25%	0.25%
International Investors Gold Fund-C	1.00%	1.00	%*

*	Class C payment to brokers or agents begins to accrue after the 12th month following the purchase trade date. Each purchase must age that long or there is no payment.

62

The Trust

For more information on the Trust, the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

Expenses

Each Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

The Distributor

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”), has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Funds through intermediaries, such as broker-dealers. The intermediaries selling the Funds’ shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Funds.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Funds, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Funds and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Funds on the intermediary’s sales system and/or preferred or recommended fund list, offering the Funds through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Funds. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and

63

III. SHAREHOLDER INFORMATION (continued)

reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Funds’ shares may also act as a broker or dealer in connection with execution of transactions for the Funds’ portfolios. The Funds and the Adviser have adopted procedures to ensure that the sales of the Funds’ shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all mutual funds pay the same amount to the intermediaries who sell their mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Funds, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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IV. FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or as indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements are included in the Fund’s annual report, which is available upon request.

66

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$16.49	$13.27	$10.98	$9.78	$8.49

Income from Investment Operations:
Net Investment Income (Loss)	— (c)	(0.02)	0.01	0.05	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(11.23)	4.75	4.27	2.85	1.67

Total from Investment Operations	(11.23)	4.73	4.28	2.90	1.68

Less Distributions from:
Net Investment Income	(0.01)	—	—	(0.05)	—
Net Realized Gains	(0.39)	(1.51)	(1.99)	(1.65)	(0.39)

Total Distributions	(0.40)	(1.51)	(1.99)	(1.70)	(0.39)

Net Asset Value, End of Year	$4.86	$16.49	$13.27	$10.98	$9.78

Total Return (a)	(68.12)%	35.66%	38.98%	29.77%	19.79%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$31,768	$156,203	$51,086	$36,381	$30,461
Ratio of Gross Expenses to Average Net Assets	1.80%	1.70%	1.96%	2.26%	2.63%
Ratio of Net Expenses to Average Net Assets (b)	1.80%	1.70%	1.95%	2.11%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	(0.22)%	0.06%	0.46%	0.15%
Portfolio Turnover Rate	48%	66%	73%	101%	121%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.10% and 2.19% for Class A Shares for the years ending December 31, 2005 and 2004, respectively.

(c)	Amount represents less than $0.005 per share.

67

FINANCIAL HIGHLIGHTS (continued)

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$16.06	$13.05	$10.90	$9.69	$8.50

Income from Investment Operations:
Net Investment Income (Loss)	(0.09)	(0.07)	(0.07)	0.05	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(10.89)	4.59	4.21	2.83	1.62

Total from Investment Operations	(10.98)	4.52	4.14	2.88	1.58

Less Distributions from:
Net Investment Income	(0.01)	—	—	(0.02)	—
Net Realized Gains	(0.39)	(1.51)	(1.99)	(1.65)	(0.39)

Total Distributions	(0.40)	(1.51)	(1.99)	(1.67)	(0.39)

Net Asset Value, End of Year	$4.68	$16.06	$13.05	$10.90	$9.69

Total Return (a)	(68.40)%	34.65%	37.98%	29.77%	18.59%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$7,807	$33,802	$12,220	$6,266	$2,567
Ratio of Gross Expenses to Average Net Assets	2.49%	2.38%	2.74%	3.62%	3.80%
Ratio of Net Expenses to Average Net Assets (b)	2.49%	2.38%	2.72%	2.16%	2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.61)%	(0.86)%	(0.70)%	0.19%	(0.38)%
Portfolio Turnover Rate	48%	66%	73%	101%	121%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.15% for Class C Shares for the year ending December 31, 2005.

68

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$48.52	$38.07	$33.24	$22.35	$18.19

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.13)	(0.02)	(0.11)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(21.61)	16.36	7.62	11.00	4.18

Total from Investment Operations	(21.68)	16.23	7.60	10.89	4.16

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)	—	—

Total Distributions	—	(5.78)	(2.77)	—	—

Net Asset Value, End of Year	$26.84	$48.52	$38.07	$33.24	$22.35

Total Return (a)	(44.68)%	42.62%	22.86%	48.72%	22.87%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$410,617	$697,604	$378,879	$233,685	$84,872
Ratio of Gross Expenses to Average Net Assets	1.46%	1.43%	1.61%	1.88%	2.08%
Ratio of Net Expenses to Average Net Assets (b)	1.46%	1.43%	1.50%	1.56%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%	(0.36)%	(0.05)%	(0.42)%	(0.12)%
Portfolio Turnover Rate	73%	89%	71%	51%	54%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 1.45% for Class A Shares for the year ending December 31, 2008.

69

FINANCIAL HIGHLIGHTS (continued)

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$45.41	$36.16	$31.90	$21.57	$17.66

Income from Investment Operations:
Net Investment Loss	(0.46)	(0.37)	(0.22)	(0.12)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(20.03)	15.40	7.25	10.45	4.01

Total from Investment Operations	(20.49)	15.03	7.03	10.33	3.91

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)	—	—

Total Distributions	—	(5.78)	(2.77)	—	—

Net Asset Value, End of Year	$24.92	$45.41	$36.16	$31.90	$21.57

Total Return (a)	(45.12)%	41.55%	22.04%	47.94%	22.14%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$139,234	$283,246	$146,671	$76,621	$26,812
Ratio of Gross Expenses to Average Net Assets	2.20%	2.19%	2.24%	2.08%	2.50%
Ratio of Net Expenses to Average Net Assets (b)	2.20%	2.19%	2.23%	2.07%	2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.92)%	(1.11)%	(0.78)%	(0.89)%	(0.71)%
Portfolio Turnover Rate	73%	89%	71%	51%	54%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.19% for Class C Shares for the year ending December 31, 2008.

70

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$17.82	$16.00	$12.36	$9.77	$11.64

Income from Investment Operations:
Net Investment Income (Loss)	(0.13)	0.16	(0.08)	(0.15)	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(5.12)	4.23	5.67	3.63	(0.97)

Total from Investment Operations	(5.25)	4.39	5.59	3.48	(0.90)

Less Distributions from:
Net Investment Income	(0.09)	(1.54)	(0.42)	(0.02)	(0.26)
Net Realized Gains	(0.50)	(1.03)	(1.53)	(0.87)	(0.71)

Total Distributions	(0.59)	(2.57)	(1.95)	(0.89)	(0.97)

Net Asset Value, End of Year	$11.98	$17.82	$16.00	$12.36	$9.77

Total Return (a)	(29.03)%	27.41%	45.23%	35.62%	(7.73)%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$436,565	$616,260	$457,587	$294,999	$255,281
Ratio of Gross Expenses to Average Net Assets	1.45%	1.46%	1.57%	1.71%	1.82%
Ratio of Net Expenses to Average Net Assets	1.45%	1.46%	1.56%	1.71%	1.82%
Ratio of Net Investment Loss to Average Net Assets	(0.76)%	(0.87)%	(1.09)%	(1.26)%	(1.34)%
Portfolio Turnover Rate	30%	35%	18%	29%	31%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

71

FINANCIAL HIGHLIGHTS (continued)

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$17.21	$15.61	$12.17	$9.67	$11.61

Income from Investment Operations:
Net Investment Income (Loss)	(0.30)	0.26	(0.05)	(0.14)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4.87)	3.89	5.44	3.53	(1.02)

Total from Investment Operations	(5.17)	4.15	5.39	3.39	(0.97)

Less Distributions from:
Net Investment Income	(0.09)	(1.52)	(0.42)	(0.02)	(0.26)
Net Realized Gains	(0.50)	(1.03)	(1.53)	(0.87)	(0.71)

Total Distributions	(0.59)	(2.55)	(1.95)	(0.89)	(0.97)

Net Asset Value, End of Year	$11.45	$17.21	$15.61	$12.17	$9.67

Total Return (a)	(29.54)%	26.56%	44.29%	35.06%	(8.36)%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$54,419	$63,207	$33,902	$10,381	$7,505
Ratio of Gross Expenses to Average Net Assets	2.20%	2.12%	2.22%	2.53%	2.58%
Ratio of Net Expenses to Average Net Assets	2.20%	2.12%	2.22%	2.16%	2.51%
Ratio of Net Investment Loss to Average Net Assets	(1.49)%	(1.55)%	(1.74)%	(1.71)%	(2.03)%
Portfolio Turnover Rate	30%	35%	18%	29%	31%

(a)	Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

72

For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

■ Information about the Funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1.202.942.8090.

Additional information about the investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

■ Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

■ Call Van Eck at 1.800.826.1115, or visit the Van Eck Web site at www.vaneck.com to request, free of charge, the annual or semi-annual reports, the Statement of Additional Information (SAI), information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Funds.>	SEC REGISTRATION NUMBER: 811-04297	00070930

PROSPECTUS

MAY 1, 2009

as supplemented on
December 1, 2009

Van Eck Funds

Class I (Institutional Class)

Emerging Markets Fund
Class I: EMRIX

Global Hard Assets Fund
Class I: GHAIX

International Investors Gold Fund
Class I: INIIX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

1.800.544.4653

VAN ECK FUNDS IS A REGISTERED INVESTMENT COMPANY (THE “TRUST”) COMPRISED OF FOUR SEPARATE SERIES. THIS PROSPECTUS PERTAINS TO THREE SERIES OF THE TRUST: EMERGING MARKETS FUND, GLOBAL HARD ASSETS FUND AND INTERNATIONAL INVESTORS GOLD FUND (EACH, A “FUND”). THE OTHER SERIES (MULTI-MANAGER ALTERNATIVES FUND) IS OFFERED IN A SEPARATE PROSPECTUS. VAN ECK ASSOCIATES CORPORATION SERVES AS INVESTMENT ADVISER (THE “ADVISER”) TO EACH SERIES OF THE TRUST.

EACH FUND OFFERS THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. THIS PROSPECTUS PROVIDES INVESTORS WITH RELEVANT INFORMATION ABOUT CLASS I SHARES. A SEPARATE PROSPECTUS OFFERS INFORMATION REGARDING THE FUNDS’ CLASS A AND CLASS C SHARES. THE FUNDS’ SEPARATE SHARE CLASSES HAVE DIFFERENT EXPENSES; AS A RESULT, THEIR INVESTMENT PERFORMANCES WILL DIFFER. INVESTORS SHOULD CONSIDER WHICH CLASS IS BEST SUITED FOR THEIR INVESTMENT NEEDS.

THIS SECTION INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

3

I. EMERGING MARKETS FUND (Class I)

OBJECTIVE

The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy. The Fund’s policy of investing at least 80% of its assets in emerging markets securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential within their market niche, specifically focusing on small to mid cap names. Candidates for the portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s emerging market investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Fund may also invest in derivatives, including future contracts, forward contracts, options, swaps, structured notes and other similar securities, and in collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund generally emphasizes investments in equity securities, but may also invest in debt securities of any quality, as long as not more than 20% of its assets are held in debt securities rated below investment grade (“junk bonds”).

4

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes. The Fund may invest in any range of capitalization.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market

5

EMERGING MARKETS FUND (Class I) (continued)

value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with its investments in emerging market securities, which tend to be more volatile and less liquid than securities traded in developed countries.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is also subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”).

The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity.The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

6

EMERGING MARKETS FUND PERFORMANCE (Class I)

The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 0.00% for the quarter ended 6/30/08. The lowest quarterly return was -38.35% for the quarter ended 12/31/08.

7

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market indices over time.

Emerging Markets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
1 Year

Class I Shares[1]
Return Before Taxes	-67.82%
Return After Taxes on Distributions	-68.37%
Return After Taxes on Distributions and Sale of Fund Shares	-43.77%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[2]	-53.18%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 12/31/07.

[2]

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The MSCI Emerging Markets Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

8

EMERGING MARKETS FUND EXPENSES (Class I)

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Emerging Markets Fund
Shareholder Expenses (fees paid directly from your investment)
CLASS I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of net asset value or purchase price)	0.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.75%
Other Expenses	1.21%
Total Annual Fund Operating Expenses	1.96%
Fees/Expenses Waived or Reimbursed	0.71%
Net Annual Fund Operating Expenses[1]	1.25%

[1]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.25% of average daily net assets.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the first year which reflects the fee waiver/reimbursement undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$127	$547	$992	$2,228
You would pay the following expenses if you did not redeem your shares
Class I	$127	$547	$992	$2,228

9

I. GLOBAL HARD ASSETS FUND (Class I)

OBJECTIVE

The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in “hard asset securities.” Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”.

Hard assets consist of precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Hard assets also include real estate. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Fund’s investment management team seeks to purchase equity opportunities, using a disciplined and flexible investment methodology focused on value. Candidates for the portfolio are identified through the development of expected returns on the hard assets equity sector, commodities, and their respective underlying companies. The Fund’s policy of investing at least 80% of its assets in hard assets may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in securities of companies located throughout the world (including the U.S.). However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped. The Fund may invest in securities of companies in any range of capitalization.

The Fund’s investments include common stocks, preferred stocks (either convertible or non-convertible), securities issued by other investment companies, rights, warrants, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, to gain or hedge exposure to hard assets and hard assets securities. Such hard assets-linked derivative instruments may include notes, futures, options and swap agreements.

10

The remaining 20% of the Fund’s assets may be invested in other securities and derivative instruments, including notes, options, futures and swap agreements that are not linked to or backed by hard assets; forward and spot currency exchange contracts; and investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may make short sales as a defensive technique to hedge existing positions or market risk in an amount of up to 10% of its net assets. The Fund may also write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

11

GLOBAL HARD ASSETS FUND (Class I) (continued)

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector and can be significantly affected by events relating to hard assets and the hard assets sector including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund is also subject to the risks associated with investments in hard assets-linked and other derivative instruments, including notes, swaps, futures, options and currency exchange contracts.

In addition, the Fund is subject to risks associated with investments in debt securities, including asset-backed securities, CMOs and debt securities rated below investment grade (“junk bonds”).

The Fund may also be subject to the risks associated with investments in small or mid-capitalization companies; investments in other investment companies; and making short sales.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. For more information about these risks, see the “Additional Investment Strategies” section.

12

GLOBAL HARD ASSETS FUND PERFORMANCE (Class I)

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total return of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 22.50% for the quarter ended 6/30/08. The lowest quarterly return was -35.81% for the quarter ended 9/30/08.

13

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time.

Global Hard Assets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	Life of Fund

Class I Shares(1)
Return Before Taxes	-44.51%	-8.08%
Return After Taxes on Distributions	-44.51%	-9.37%
Return After Taxes on Distributions and Sale of Fund Shares	-28.93%	-6.35%
S&P® North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)[2]	-42.55%	-9.04%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-11.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 5/1/06. Index returns are calculated as of nearest month end (4/30/06).

[2]

The S&P® North American Natural Resources Sector Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The S&P® North American Natural Resources Sector Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

14

GLOBAL HARD ASSETS FUND EXPENSES (Class I)

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Global Hard Assets Fund
Shareholder Expenses
(fees paid directly from your investment)
Class I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fees	1.00%
Acquired Fund Fees and Expenses (AFFE)[1]	0.01%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.18%
Fees/Expenses Waived or Reimbursed	0.17%
Net Annual Fund Operating Expenses (including AFFE)[2,3]	1.01%

[1]	“Acquired fund fees and expenses” reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in underlying funds.

[2]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.00% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

[3]

The Total and Net Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund’s “Financial Highlights” because the financial highlights include only the Fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the Fund through its investments in underlying funds (i.e., AFFE).

15

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the first year which reflects the fee waiver/reimbursement, undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$103	$358	$633	$1,417
You would pay the following expenses if you did not redeem your shares
Class I	$103	$358	$633	$1,417

16

I. INTERNATIONAL INVESTORS GOLD FUND (Class I)

OBJECTIVE

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of companies principally engaged in gold-related activities, as well as in instruments that derive their value from gold, and in gold coins and bullion. A company will be considered to be principally engaged in gold-related activities if it derives at least 50% of its revenues from gold-related activates, including exploration, mining, processing or dealing in gold.

The Fund emphasizes companies that the portfolio manager believes represent value opportunities or that have growth potential within their market niche, through their ability to increase production capacity at low cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-environmental examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund’s policy of investing at least 80% of its assets in gold-related securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund will invest in securities of companies located throughout the world (including the U.S.). There is no limit on the amount the Fund may invest in any one country.

The Fund may invest up to 12.5% of its total assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will earn no income, and the sole source of return to the Fund from these investments is from gains or losses realized on their sale. The Fund pays custody costs to store its bullion and coins.

The Fund may also invest in investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and

17

INTERNATIONAL INVESTORS GOLD FUND (Class I) (continued)

options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes. The Fund may invest in any range of capitalization.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international

18

economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to the risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs.

In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”). The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity. The Fund is also subject to market risk.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

19

INTERNATIONAL INVESTORS GOLD FUND (Class I) PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total return of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. During the 12-month period ended December 31, 2008, the performance of the Class I shares of the Fund was materially affected by significant redemptions of Class I shares during that period. In the absence of such redemptions, the performance of the Class I shares would have been lower. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 17.98% for the quarter ended 9/30/07. The lowest quarterly return was -31.69% for the quarter ended 9/30/08.

20

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time.

International Investors Gold
Average Annual Total Returns (with sales charges) As of December 31, 2008
	1 Year	Life of Fund

Class I Shares[1]
Return Before Taxes	-18.02%	9.39%
Return After Taxes on Distributions	-18.93%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares	-11.43%	7.01%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)[2]	-26.33%	-1.20%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-14.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 10/2/06. Index returns are calculated as of nearest month end (9/30/06).

[2]	The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The NYSE Arca Gold Miners Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

21

INTERNATIONAL INVESTORS GOLD FUND (Class I) EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

International Investors Gold Fund
Shareholder Expenses (fees paid directly from your investment)
Class I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.73%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.17%
Fees/Expenses Waived or Reimbursed	0.17%
Net Annual Fund Operating Expenses[1]	1.00%

[1]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.00% of average daily net assets.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. The example reflects the fee waiver/reimbursement during the first year, undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$102	$355	$627	$1,405
You would pay the following expenses if you did not redeem your shares
Class I	$102	$355	$627	$1,405

22

II. ADDITIONAL INVESTMENT STRATEGIES

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

THE PERCENTAGE LIMITATIONS RELATING TO THE COMPOSITION OF A FUND’S PORTFOLIO APPLY AT THE TIME THE FUND ACQUIRES AN INVESTMENT. A SUBSEQUENT INCREASE OR DECREASE IN PERCENTAGE RESULTING FROM A CHANGE IN THE VALUE OF PORTFOLIO SECURITIES OR THE TOTAL OR NET ASSETS OF THE FUND WILL NOT BE CONSIDERED A VIOLATION OF THE RESTRICTION.

ASSET-BACKED SECURITIES

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Represent securitized pools of consumer loans and other assets unrelated to mortgages.
Risk

Asset-backed securities are subject to the risks associated with other debt securities. The asset backing the security may lose value, thereby making the security less secured. In addition, they are subject to the risk of prepayment, which is the possibility that the principal on the underlying loans may be paid earlier than expected, requiring the Funds to reinvest the proceeds at generally lower interest rates. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Rates of prepayment that are faster or slower than expected by the Adviser, could reduce the Funds’ yield, increase the volatility of the Funds and/or cause a decline in net asset value.

23

ADDITIONAL INVESTMENT STRATEGIES (continued)

BORROWING; LEVERAGE RISK

Funds	All Funds
Definition

Borrowing to invest more is called “leverage.” The Funds may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance.

Risk

Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

These securities are backed by a group of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P® and Moody’s. CMOs “pass through” payments made by individual mortgage holders.

Risk

CMOs are subject to the risks associated with other debt securities. In addition, like other asset-backed securities, CMOs are subject to the risk of prepayment. Please refer to the “asset-backed securities” section above for other risks. The asset backing the security may lose value, thereby making the security less secured. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

24

COMMODITY-LINKED DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of structured notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

25

ADDITIONAL INVESTMENT STRATEGIES (continued)

COMMODITY RISK

Funds	All Funds
Definition

Each Fund may invest in securities and financial instruments that derive their value from commodities, including industrial metals, gas and other energy products, natural resources and other commodities.

Risk

A Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because a Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

26

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

Funds	All Funds
Definition

Debt, or fixed-income, securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk

All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up.

DEFENSIVE INVESTING

Funds	All Funds
Definition

A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers’ acceptances, shares of money market funds, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

Risk

“Opportunity cost”—i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

27

ADDITIONAL INVESTMENT STRATEGIES (continued)

DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

Derivatives are financial instruments, such as swaps, options, warrants, futures contracts, currency forwards and structured notes, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Funds may use leveraged or unleveraged index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of a specific index. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage and may be highly volatile. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

For a complete discussion of the kinds of derivatives in which the Funds may invest, and of their risks, please see the Funds’ SAI.

28

DIRECT INVESTMENTS

Funds	All Funds
Definition	Investments made directly with an enterprise through a shareholder or similar agreements—not through publicly traded shares or interests.
Direct investments may involve high risk of substantial loss. Such positions may be hard to sell, because they are not listed on an exchange and prices of such positions may be unpredictable.
Risk

A direct investment price, as stated for valuation, may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

The Funds will not invest more than 10% of their total assets in direct investments.

EMERGING MARKETS SECURITIES

Funds	All Funds
Definition	Securities of companies that are primarily located in developing countries. (See “Foreign Securities,” below, for basic information on foreign investment risks.)
Risk

Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

29

ADDITIONAL INVESTMENT STRATEGIES (continued)

FOREIGN CURRENCY TRANSACTIONS

Funds	All Funds
Definition	The money issued by foreign governments; the contracts involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.
Risk

Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see “Derivatives and Structured Notes,” page 28).

FOREIGN SECURITIES

Funds	All Funds
Definition	Securities issued by foreign companies, traded in foreign currencies or issued by companies with most of their business interests in foreign countries.
Risk

Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign accounting can be different—and less revealing—than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular. Foreign securities also may have varying tax consequences (see the section entitled “Taxes” in the SAI).

Some of these risks may be reduced when Funds invest indirectly in foreign issues through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

30

Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds’ Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

Funds	All Funds
Definition

For hedging purposes only, the Funds may invest in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Funds segregate asset accounts with an equivalent amount of cash, U.S. government securities or other highly liquid securities equal in value to this commercial paper.

Risk

Principal may be lost, but the potential for gains in principal and interest may help the Funds cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

INDUSTRY CONCENTRATION

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition

The Funds may invest more than 50% of their net assets in a single sector or industry. In the case of International Investors Gold Fund, it will invest at least 80% of its assets in the securities of companies engaged in gold-related activities, including exploration, mining, processing, or dealing in gold. In the case of Global Hard Assets Fund, it will invest at least 80% of its assets in securities of “hard asset” companies and instruments that derive their value from “hard assets.”

Risk	Concentration of investments in a single sector or industry may make a Fund more volatile than funds which are more diversified.

31

ADDITIONAL INVESTMENT STRATEGIES (continued)

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Funds	All Funds
Definition

The Funds may invest up to 20% of their respective net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. Such investments are commonly used as a practical means by which the Funds may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted by foreign entities.

Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Funds may invest in other Van Eck investment Companies.

However, in no event will the Funds invest more than 5% of their respective net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund investing in a Van Eck Investment Company by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

Risks

Any investment in another investment company is subject to the underlying risks of that investment company’s portfolio securities or assets. For example, if the investment company holds common stocks, the Funds would be exposed to the risk of investing in common stocks. In addition to the Funds’ fees and expenses, the Funds will bear their share of the investment company’s fees and expenses. ETFs involve risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of market prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the ETF. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Funds could incur a loss.

32

LACK OF RELIABLE FINANCIAL INFORMATION

Funds	All Funds
Definition	Emerging markets securities issuers are subject to different disclosure requirements than those of issuers in developed countries.
Risk

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

Funds	All Funds
Definition

The Funds may lend their securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. government securities or high-quality letters of credit.

Risk	If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities or to return the securities, the Fund may lose money.

LOW RATED FIXED-INCOME SECURITIES
(“JUNK BONDS”)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Low rated fixed income securities include debt securities, foreign and domestic, rated “below investment grade” by ratings services as well as non-rated fixed income securities.
Risk

These securities are also called “junk bonds.” In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. They also bear the risk of untimely payment. By definition, they involve more risk of default than do higher- rated issues.

33

ADDITIONAL INVESTMENT STRATEGIES (continued)

Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards, making comparisons across countries difficult. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

MARKET RISK

Funds	All Funds
Definition

Market risk is a risk common to the entire class of assets. An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. The value of investments may decline over time because of economic changes or other events that impact large portions of the market.

Risk

An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

34

MARKET TIMING OF THE FUNDS

Funds	All Funds
Definition	An attempt to predict future market directions, typically by examining recent price, volume or economic data, and investing based on those predictions.
Risk

Although the Adviser uses reasonable efforts to deter short-term trading that may be harmful to a Fund, commonly referred to as “market timing,” the Adviser can give no guarantees that it will be able to detect or prevent shareholders from engaging in short-term trading. If the Adviser is unable to detect and prevent harmful short-term trading, a Fund may incur additional expenses, the Fund’s portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

Funds	All Funds
Definition	Non-diversified funds may invest in fewer assets or in larger proportions of the assets of single companies or industries.
Risk

Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree.

PARTLY PAID SECURITIES

Funds	All Funds
Definition	Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.”
Risk

The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

35

ADDITIONAL INVESTMENT STRATEGIES (continued)

PORTFOLIO TURNOVER

Funds	All Funds
Definition

The Funds may engage in active and frequent trading of their portfolio securities. The Financial Highlights Table at the end of this Prospectus shows each Fund’s portfolio turnover rates during recent fiscal years.

Risk

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in higher brokerage costs and an increase in taxable capital gains distributions to the shareholders. See the sections on “Distributions” and “Tax Consequences.”

PRECIOUS METALS RISK

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition	Gold, silver, platinum and palladium in the form of bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.
Risk

Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. The vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia. Under current U.S. tax law, the Funds may not receive more than 10% of their yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them—both may cause investment losses or lost opportunities for profit. The Funds also incur storage costs for bullion and coins. In addition, gains realized upon a sale or other disposition of precious metals is subject to federal income tax at a current rate of 28%, which is higher than the rate generally applicable to long-term capital gains.

36

REAL ESTATE SECURITIES RISK

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

The Funds may not invest in real estate directly but may (i) invest in securities of issuers that invest in real estate or interests therein, including interests in real estate investment trusts, REITs, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Funds as a result of the ownership of securities. The Global Hard Assets Fund may invest more than 50% of its net assets in real estate securities.

Risk	All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. (See “Real Estate Securities” in the SAI.)

REPURCHASE AGREEMENTS

Funds	All Funds
Definition

In a repurchase agreement (a “repo”), a Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Funds enter into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk	There is a risk of a counterparty defaulting on a “repo,” which may result in the Funds losing money.

37

ADDITIONAL INVESTMENT STRATEGIES (continued)

SHORT SALES

Funds	All Funds
Definition

In a short sale, a Fund borrows an equity security from a broker then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. A Fund may also "short-against-the-box", which is a short sale of a security that the Fund owns, for tax or other purposes. Each of the Funds may engage in short sales as a defensive technique to hedge their existing position(s) and/or market risk, and only in an amount up to 10% of their respective net assets.

Risk

If the value of the security goes up, then if the Fund does not hold this security, the Fund will have to buy it back in the market at a loss to make good on its borrowing. The Fund is required to "cover" its short sales with collateral by depositing cash, U.S. government securities or other liquid high-quality securities in a segregated account.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

Funds	All Funds
Definition

Companies with a market capitalization below that of the top 200 companies by market capitalization principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

Risk

Investments in securities of small and medium-sized companies involve greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

38

WHEN-ISSUED DEBT SECURITIES

Funds	All Funds
Definition	Debt securities that trade before issuance, but are delivered and paid for some time on or after issuance.
Risk

Principal and interest of a when-issued security may vary during the period between purchase and delivery. so that its value, when a Fund takes possession of it, may be different than when the Fund committed to buy it. The Fund will maintain reserves of cash, U.S. government securities or other liquid high quality securities in a segregated account to offset purchases of when-issued securities.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Funds’ and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Limited portfolio holdings information for the Funds is available to all investors on the Van Eck website at www.vaneck.com. Information regarding the Funds’ top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. Each Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

39

III. SHAREHOLDER INFORMATION

HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; HOW TO CHOOSE A CLASS OF SHARES; SALES CHARGES; HOUSEHOLDING; RETIREMENT PLANS; TAXES; DIVIDENDS AND CAPITAL GAINS AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

Class I (Institutional Class) shares are offered primarily through financial institutions that have entered into a Class I agreement with Van Eck to purchase Class I shares on behalf of their eligible clients. The Funds reserve the right to accept direct investments by eligible investors.

INVESTORS ELIGIBLE TO PURCHASE CLASS I SHARES

Class I shares are available for purchase by:

1) Investors such as the following:

■	Corporations;

■	Individuals

■

A bank, trust company or similar institution investing for its own account or for the account of a custody or trust customer when such institution has entered into a Class I agreement with Van Eck; except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee;

■

Investors who participate in fee-based, wrap or other no-load investment programs sponsored by financial intermediaries whereby such intermediaries and/or the intermediary they trade through has entered into a Class I agreement with Van Eck; and

2) An Employer-Sponsored Retirement Plan with plan assets of $3 million or more. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefits plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer- sponsored IRAs. A financial intermediary that has a Class I agreement with Van Eck may purchase Class I shares for its own omnibus account on behalf of Employer-Sponsored Retirement Plans.

If you have questions about eligibility, please call 1-800-826-2333.

40

THROUGH THE TRANSFER AGENT

Accounts may be opened with the Funds’ transfer agent, DST, directly.

The Funds’ mailing address at DST is:
 Van Eck Global
 P.O. Box 218407
 Kansas City, MO 64121-8407

For overnight delivery:
 Van Eck Global
 210 W. 10th St., 8th Fl.
 Kansas City, MO 64105-1802

To telephone the Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

THROUGH A FINANCIAL INTERMEDIARY

Usually, accounts are opened through a financial intermediary. Please contact your financial representative for details.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

TELEPHONE REDEMPTION—PROCEEDS BY CHECK 1-800-345-8506

Accounts registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans, are NOT eligible for this privilege. If your account, however, has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). If you are eligible, you automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST.

41

SHAREHOLDER INFORMATION (continued)

EXPEDITED REDEMPTION—PROCEEDS BY WIRE 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

■	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge.

All accounts are eligible except for omnibus accounts or those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

42

WRITTEN EXCHANGES

Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

REDEMPTIONS IN KIND

Each Fund reserves the right to redeem its shares “in kind.” A description of “in kind” redemptions can be found in the SAI.

CERTIFICATES

Certificates are not available to investors with Class I accounts.

LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of each Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of each Fund’s portfolio and may increase a Fund’s expenses and negatively impact the Fund’s performance. As such, each Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. Each Fund discourages and does not accommodate frequent trading of shares by its shareholders.

Each Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). Each Fund’s investments in other types of

43

SHAREHOLDER INFORMATION (continued)

securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. Each Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that a Fund’s net asset value will immediately reflect changes in market conditions.

Each Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, each Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that a Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although each Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, a Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Funds and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST.

44

Van Eck, the Funds, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE

Each class can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services.

For the Class I shares, an initial purchase by an eligible investor of $1 million is required; or a purchase must be made by an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more. The minimum initial investment requirement may be waived or aggregated among investors, in the Adviser’s discretion, for investors in certain fee-based, wrap or other no-load investment programs sponsored by financial intermediaries that have entered into a Class I agreement with Van Eck, as well as for other categories of investors. There are no minimum investment requirements for subsequent purchases to existing accounts.

To be eligible to purchase Class I shares, you must also qualify as specified in “How to Choose a Class of Shares”.

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $500,000 after the initial purchase, each Fund reserves the right to redeem your shares after 30 days notice to you.

45

SHAREHOLDER INFORMATION (continued)

HOW FUND SHARES ARE PRICED

Each Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. Each Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Each Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s fair value, a Fund will use the security’s “fair value” as determined in good faith in accordance with the Funds’ Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. The Funds’ Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause a Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in 5 consecutive business days, (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

46

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Funds invest may be traded in markets that close before the time that each Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Funds’ portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Funds’ fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-ended investment company that issues two or more classes of shares representing interests in the same investment portfolio. In addition to Class I shares, each Fund offers Class A and Class C shares.

The Funds offer three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A and Class C shares are offered to the general public and differ in terms of sales charges and ongoing expenses. No money market fund is available for exchange with

47

SHAREHOLDER INFORMATION (continued)

Class C or Class I shares. Class C shares automatically convert to Class A shares eight years after each individual purchase. Class I shares are offered only to eligible investors, usually through financial intermediaries.

■

CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. No sales charge is imposed on purchases of $1,000,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see the separate prospectus for Class A shares. The 12b-1 fee is 0.25% annually.

■

CLASS C Shares are offered at net asset value with no initial sales charge, but are subject to a contingent deferred redemption charge (CDRC) of 1.00% on redemptions during the first 12 months after purchase. The CDRC may be waived under certain circumstances as stated in the separate prospectus for Class C shares. The 12b-1 fee is 1.00% annually.

■

CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I shares, you must be either an eligible investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived in certain circumstances) or an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more.

Financial intermediaries may offer their clients more than one class of shares of a Fund. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class.

3. SALES CHARGES—ALL FUNDS

No initial sales charge, CDRC or 12b-1 fee is imposed on Class I shares. For sales charges associated with the Class A and Class C shares, see their respective prospectuses.

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the new system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. This new system will not affect the delivery of individual transaction confirmations, account statements, and annual tax information, which will continue to be mailed separately to each shareholder. You may benefit from this new

48

system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 1-800-544-4653.

5. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends are treated as qualified dividend income, taxable at long-term capital gains rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long- term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Dividends, if any, made to non-resident aliens are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Short-term capital gains, if any, may be subject to withholding. Currently, the Funds are not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

49

SHAREHOLDER INFORMATION (continued)

6. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gains distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule
Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains

Emerging Markets Fund	December	December
Global Hard Assets Fund	December	December
International Investors Gold Fund	December	December

Dividends and Capital Gains Distribution Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

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7. MANAGEMENT OF THE FUNDS

51

SHAREHOLDER INFORMATION (continued)

INFORMATION ABOUT FUND MANAGEMENT

RECENT DEVELOPMENTS

In September 2009, the Adviser made payments to the Emerging Markets Fund, the Global Hard Assets Fund and the International Investors Gold Fund in the amounts of $248,219, $463,316 and $5,000,000, respectively, in connection with past market timing activities of certain investors.

INVESTMENT ADVISER

Van Eck Associates Corporation, 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, ETFs, hedge funds, pension plans and other investment accounts. John C. van Eck and members of his immediate family own 100% of the voting stock of the Van Eck Associates Corporation. As of December 31, 2008, the Adviser’s assets under management were approximately $8.1 billion.

Fees paid to the Adviser: Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.75% of average daily net assets. Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets, which includes accounting and administrative services provided to the Fund. International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.65% on the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million. The Adviser also performs accounting and administrative services for Emerging Markets Fund and International Investors Gold Fund. For these services, Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.25% of average daily net assets and International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.25% on the first $750 million of average daily net assets and 0.20% of average daily net assets in excess of $750 million.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Funds is available in the Funds’ semi-annual reports to shareholders for the six months ended June 30, 2008.

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PORTFOLIO MANAGERS

Emerging Markets Fund:

David A. Semple. Mr. Semple joined the Adviser in 1998 as an Investment Director. He currently serves as the portfolio manager for the Adviser’s accounts utilizing the emerging market strategy. He is also a member of the investment team of another mutual fund advised by the Adviser.

Global Hard Assets Fund is managed by a team of investment professionals. Current members of the team are:

Derek S. van Eck. Mr. van Eck joined the Adviser in 1993. Mr. van Eck has overseen a team of investment professionals that includes specialists in hard asset sectors and in the emerging markets since 1998. He serves as portfolio manager for this Fund. He is also a portfolio manager of another mutual fund advised by the Adviser.

Charles T. Cameron. Mr. Cameron joined the Adviser as the Director of Trading in 1995. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Samuel L. Halpert. Mr. Halpert joined the Adviser in 2000. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Geoffrey R. King. Mr. King joined the Adviser in 2007 as a research associate specializing in exploration and production, refining, drilling and alternative energy markets. He currently serves on the investment team for this Fund and for another mutual fund advised by the Adviser.

Gregory F. Krenzer. Mr. Krenzer joined the Adviser in 1994 as a trader. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

53

SHAREHOLDER INFORMATION (continued)

Shawn Reynolds. Mr. Reynolds joined the Adviser in 2005 as a senior energy analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser.

International Investors Gold Fund is managed by a team of investment professionals. Current members of the team are:

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

The SAI provides additional information about the above Portfolio Managers and Investment Team Members, their compensation, other accounts managed by the Portfolio Managers and Investment Team Members, and their ownership of securities in the Fund.

The Trust

For more information on the Trust, the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

Expenses

Each Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

The Distributor

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”), has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Funds through intermediaries, such as broker-dealers. The intermediaries selling the Funds’ shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Funds.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Funds, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Funds and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the

54

Distributor may receive when it makes these payments include, among other things, placing the Funds on the intermediary’s sales system and/or preferred or recommended fund list, offering the Funds through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Funds. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Funds’ shares may also act as a broker or dealer in connection with execution of transactions for the Funds’ portfolios. The Funds and the Adviser have adopted procedures to ensure that the sales of the Funds’ shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all mutual funds pay the same amount to the intermediaries who sell their mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Funds, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

55

IV. FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or as indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements are included in the Fund’s annual report, which is available upon request.

56

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS I

	YEAR ENDED DECEMBER 31,	For the Period December 31, 2007* through December 31, 2007
	2008

Net Asset Value, Beginning of Period	$16.49	$16.49

Income from Investment Operations:
Net Investment Income (Loss)	0.06	0.00
Net Realized and Unrealized Gain (Loss) on Investments	(11.23)	0.00

Total from Investment Operations	(11.17)	0.00

Less Distributions from:
Net Investment Income	(0.01)
Net Realized Gains	(0.39)	0.00

Total Distributions	(0.40)	0.00

Net Asset Value, End of Period	$4.92	$16.49

Total Return (a)	(67.82)%	0.00%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$1,708	$10
Ratio of Gross Expenses to Average Net Assets	1.96%	0.00%
Ratio of Net Expenses to Average Net Assets (b)	1.16%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29%	0%
Portfolio Turnover Rate	48%	0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period.

The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 1.15% for Class I Shares for the year ending December 31, 2008.

*	Inception date of Class I Shares.

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FINANCIAL HIGHLIGHTS (continued)

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:
	CLASS I
	YEAR ENDED DECEMBER 31,		For the Period May 1, 2006* through December 31, 2006
	2008	2007

Net Asset Value, Beginning of Period	$48.91	$38.19	$40.74

Income from Investment Operations:
Net Investment Income	0.15	0.02	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(21.92)	16.48	0.16

Total from Investment Operations	(21.77)	16.50	0.22

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)

Total Distributions	—	(5.78)	(2.77)

Net Asset Value, End of Period	$27.14	$48.91	$38.19

Total Return (a)	(44.51)%	43.19%	0.54%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$25,648	$31,652	$3,262
Ratio of Gross Expenses to Average Net Assets	1.17%	1.17%	1.25	%(b)
Ratio of Net Expenses to Average Net Assets	1.00%	1.02%	0.95	%(b)
Ratio of Net Investment Income to Average Net Assets	0.31%	0.04%	0.58	%(b)
Portfolio Turnover Rate	73%	89%	71%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.

*	Inception date of Class I Shares.

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INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:
	CLASS I
	YEAR ENDED DECEMBER 31,		For the Period October 2, 2006* through December 31, 2006
	2008	2007

Net Asset Value, Beginning of Period	$17.95	$16.09	$15.47

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	0.81	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(3.27)	3.69	2.47

Total from Investment Operations	(3.31)	4.50	2.57

Less Distributions from:
Net Investment Income	(0.09)	(1.61)	(0.42)
Net Realized Gains	(0.50)	(1.03)	(1.53)

Total Distributions	(0.59)	(2.64)	(1.95)

Net Asset Value, End of Period	$14.05	$17.95	$16.09

Total Return (a)	(18.02)%	27.94%	16.61%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$12	$8,570	$12
Ratio of Gross Expenses to Average Net Assets	1.17%	1.23%	5.90	%(b)
Ratio of Net Expenses to Average Net Assets	1.00%	1.03%	1.25	%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.25)%	(0.46)%	1.35	%(b)
Portfolio Turnover Rate	30%	35%	18%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the period.

(b)	Annualized.

*	Inception date of Class I Shares.

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For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

■ Information about the Funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1.202.942.8090.

Additional information about the investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

■ Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

■ Call Van Eck at 1.800.826.1115, or visit the Van Eck Web site at www.vaneck.com to request, free of charge, the annual or semi-annual reports, the Statement of Additional Information (SAI), information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Funds.>	SEC REGISTRATION NUMBER: 811-04297	00070931